CMA ARIZONA
MUNICIPAL MONEY FUND



Semi-Annual Report

September 30, 1997



[FUND LOGO]
[MERRILL LYNCH BULL LOGO]



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.


CMA Arizona
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011                                 16714 -- 9/97

[RECYCLE LOGO] Printed on post-consumer recycled paper



TO OUR SHAREHOLDERS:

For the six-month period ended September 30, 1997, CMA Arizona
Municipal Money Fund paid shareholders a net annualized yield of 3.08%*. As of September 30, 1997, the Fund's 7-day yield was 3.24%.

Economic Environment and Investment Strategy
Arizona continued to be one of the leading states in the nation in terms of employment and population growth through the first half of the year. In fact, in 1996 the state ranked second only to Nevada in terms of job growth. Furthermore, Arizona ranks eighteenth of all states in total value of international exports, up from twenty first the previous two years. The state's exports approached $10 billion in 1996, up more than 19% from 1995. The rate of economic growth has varied throughout the state. For example, Pima and Tucson Counties had lackluster performances while Maricopa County, led by the greater Phoenix area, is enjoying its strongest economic boom in history. Given the rapid growth in the Phoenix area, the county continues to experience strong retail sales numbers. During last year, the county posted sales up 8% as compared to 5.5% for the state as a whole. Also contributing to this growth is a healthy increase in personal income. Personal income in the greater Phoenix area was up approximately 11% in 1995 and 8.8% in 1996, according to a study at the University of Arizona. Consequently, the consensus forecast expects sales to climb 7.3% in 1997. The ratio of per capita income in the greater Phoenix area to per capita income nationally continues to climb, suggesting that the quality of jobs is improving. However, despite the optimistic outlook, state economists agree that the economy has peaked and is likely to begin to moderate next year.

During the six-month period ended September 30, 1997, the Federal Reserve Board held monetary policy steady in response to a continuing stream of favorable inflationary data. However, periods of strong consumer spending kept the US Treasury market somewhat volatile with the yield on the benchmark 30-year Treasury bond trading between 6.30% -- 7.18%. Nonetheless, conditions affecting short-term municipal bonds were quite different. For a majority of the six-month period, yields on one-year fixed-rate notes remained in a much narrower range, trading between 3.80% -- 3.90%. Furthermore, during most of the period yields on variable rate demand obligations considerably outperformed those on fixed-rate issues. The factors contributing to this were an abundance of new variable rate products coming to market along with net outflows from tax-exempt money market funds. For example, during the first half of the six-month period, yields on variable rate products averaged approximately 20 basis points (0.20%) above the yields on one-year fixed-rate notes. Thus, when appropriate, we continued to increase the Fund's concentration in variable rate demand notes to seek to take advantage of the spread as compared to fixed-rate notes.

As the second half of the period began, traditional fixed-rate supply drove up yields on short-term notes to more attractive levels versus their variable counterparts, providing us with a long-awaited opportunity to extend the Fund's maturity. We took advantage of this opportunity in response to the opinion that monetary policy would stay on hold through year-end and that yields on notes purchased during this time would outperform variable rate issues over the next six months. The Fund, which had an average portfolio maturity in the 20-day range by early to mid-July, ended the period in the 55-day range. During the six-month period ended September 30, 1997, the state of Arizona's issuance totaled $62.9 million. Finally, diversification and credit quality remain paramount to the Fund, and we will continue to closely monitor the everchanging marketplace.

In Conclusion
We thank you for your support of CMA Arizona Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President


/S/VINCENT R. GIORDANO
Vincent R. Giordano
Senior Vice President


/S/DARRIN J. SANFILLIPPO
Darrin J. SanFillippo
Vice President and Portfolio Manager

October 31, 1997

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.




CMA Arizona Municipal Money Fund
Schedule of Investments as of September 30, 1997                                                            (in Thousands)

                    Face                                                                                           Value
State              Amount                                   Issue                                                (Note 1a)

Arizona --           $700     Apache County, Arizona, IDA, IDR (Tucson Electric Power - Springerville
91.8%                         Project), VRDN, Series C, 4.15% due 12/15/2018 (a)                                    $700
                    1,300     Apache County, Arizona, IDA, PCR (Tucson Electric Power), VRDN, Series A,
                              4.10% due 6/15/2020 (a)                                                              1,300
                    5,400     Arizona Educational Loan Marketing Corp., Educational Loan Revenue Bonds,
                              VRDN, AMT, Series A, 4.15% due 3/01/2015 (a)(c)                                      5,400
                    2,400     Arizona Health Facilities Authority, Hospital Systems Revenue Bonds (Northern
                              Arizona Healthcare), VRDN, AMT, Series B, 4.05% due 10/01/2026 (a)(c)                2,400
                      290     Arizona Health Facilities Authority Revenue Bonds (Arizona Voluntary Hospital
                              Federation), VRDN, Series B, 4.05% due 10/01/2015 (a)(d)                               290
                    7,000     Cochise County, Arizona, Pollution Control Corp., Solid Waste Disposal
                              Revenue Bonds (Arizona Electric Power Cooperative, Inc. Project), AMT,
                              3.80% due 3/01/1998                                                                  7,000
                              Coconino County, Arizona, Pollution Control Corp., Arizona Public Service
                              Revenue Bonds, VRDN, AMT, Series A (a):
                    6,710     4.15% due 12/01/2031                                                                 6,710
                    1,800     (Navajo Project), 4.15% due 10/01/2029                                               1,800
                    1,850     Coconino County, Arizona, Unified School District No. 1 (Flagstaff), TAN,
                              Series A, 4.40% due 6/30/1998                                                        1,857
                    1,465     Maricopa County, Arizona, IDA, IDR (Citizens Utility), CP, 3.85% due 2/04/1998       1,465
                              Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds, VRDN, AMT (a):
                    6,200     (Privado Park Apartments Project), Series A, 4.25% due 12/15/2033                    6,200
                    5,200     (Vista Ventana Apartments Project), Series D, 4.25% due 12/15/2033                   5,200
                    2,000     Maricopa County, Arizona, Pollution Control Corp., PCR, CP (Southern
                              California Edison - Palo Verde Project), Series E, 3.80% due 10/22/1997              2,000
                              Maricopa County, Arizona, Pollution Control Corp., PCR, Refunding, VRDN (a):
                      300     (Arizona Public Service Co.), Series E, 4% due 5/01/2029                               300
                    7,000     (El Paso Electric), Series A, 4.15% due 8/01/2015                                    7,000
                              Maricopa County, Arizona, School District, TAN:
                    1,000     No. 08 (Osborn), Series A, 4.40% due 6/30/1998                                       1,004
                    3,000     No. 40 (Glendale), Series B, 4.80% due 6/30/1998                                     3,020
                    2,000     No. 66 (Roosevelt Elementary), Series B, 4.80% due 6/30/1998                         2,013
                    4,000     Maricopa County, Arizona, Unified High School District, No. 210 (Phoenix Project
                              of 1995), UT, Series B, 8% due 7/01/1998                                             4,119
                              Maricopa County, Arizona, Unified School District, TAN, Series A:
                    5,000     No. 11 (Peoria), 4.40% due 6/30/1998                                                 5,019
                    1,000     No. 93 (Cave Creek), UT, 4.40% due 6/30/1998                                         1,004
                    2,500     No. 97 (Deer Valley), 4.40% due 6/30/1998                                            2,509
                              Mohave County, Arizona, IDA, IDR (Citizens Utilities Co. Project), CP, AMT:
                    1,000     3.90% due 10/14/1997                                                                 1,000
                    4,000     3.95% due 10/14/1997                                                                 4,000
                    5,400     3.80% due 10/17/1997                                                                 5,400
                    2,090     Mohave County, Arizona, IDA, IDR (Citizens Utilities Co. Project), VRDN, AMT,
                              4.20% due 5/01/2032 (a)                                                              2,090
                    4,120     Navajo County, Arizona, IDA, IDR (Citizens Utilites Co. Project), VRDN, AMT,
                              4.20% due 5/01/2032 (a)                                                              4,120
                    7,000     Phoenix, Arizona, Civic Improvement Corporation, Wastewater System Lease
                              Revenue Bonds, VRDN, 3.95% due 7/01/2003 (a)                                         7,000
                              Phoenix, Arizona, IDA, IDR, VRDN, AMT (a):
                    4,690     (Laich Industries Corp. Project), 4.25% due 9/01/2016                                4,690
                    1,500     Refunding (V.A.W. of America, Inc.), 4.30% due 2/01/2012                             1,500
                              Phoenix, Arizona, IDA, M/F Housing Revenue Bonds, VRDN (a):
                    8,420     (Mariners Poinnte Apartments Project), AMT, Series A, 4.25% due 10/01/2023           8,420
                    4,000     Refunding (Paradise Lakes Apartments Project), 4.20% due 7/01/2025                   4,000
                    7,770     (Sunset Ranch), COP, 4.15% due 12/01/2027          7,770
                      200     Phoenix, Arizona, VRDN, UT, Series 95-2, 3.85% due 6/01/2020 (a)                       200
                              Pima County, Arizona, IDA, Industrial Revenue Refunding Bonds, VRDN (a):
                    1,000     (Brush Wellman Inc., Project), 4.25% due 12/15/2033                                  1,000
                    1,650     (Tucson Retirement Center), 3.80% due 1/01/2009                                      1,650
                              Pima County, Arizona, IDA, M/F Housing Revenue Bonds, VRDN (a):
                    1,000     (Quail Ridge Apartments), AMT, Series B, 4.15% due 9/01/2009                         1,000
                    6,690     Refunding (Eastside Place Apartments), 4.15% due 5/01/2027                           6,690
                    5,000     Refunding (La Colla Apartments Project), 4.20% due 12/01/2025                        5,000
                    7,300     Pinal County, Arizona, IDA, Hospital Revenue Bonds (Casa Grande Regional
                              Medical Center), VRDN, 4.15% due 12/01/2022 (a)          7,300
                    2,380     Santa Cruz County, Arizona, IDA, IDR (Citizens Utilities), CP, 3.85% due 2/04/1998   2,380
                    3,100     Yavapai County, Arizona, IDA, IDR (Citizens Utilities), CP, AMT, 3.95% due
                              10/03/1997                                                                           3,100
                    1,600     Yavapai County, Arizona, IDA, IDR, Refunding (Kachina Pointe Project), VRDN,
                              3.80% due 1/01/2009 (a)                                                              1,600
                      810     Yuma and La Paz Counties, Arizona, Community District, Revenue Refunding
                              Bonds (Arizona Western College), UT, 6.20% due 7/01/1998 (b)                           824
                      500     Yuma, Arizona, IDA, IDR (Ardco Inc. Project), VRDN, 4.20% due 7/01/2003 (a)            500
                    3,625     Yuma, Arizona, IDA, M/F Housing Revenue Bonds (El Encanto Apartments),
                              VRDN, Series A, 3.90% due 11/01/2008 (a)                                             3,625

Puerto Rico --      6,000     Puerto Rico, Electric Power Authority, Power Revenue Bonds, MSTR, VRDN,
4.6%                          Series SGA-43, 3.90% due 7/01/2022 (a)(c)                                            6,000
                    1,750     Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
                              Financing Authority Revenue Bonds (Key Pharmaceuticals), Series A, 3.75%
                              due 12/01/1997                                                                       1,750

                              Total Investments (Cost -- $160,919*) -- 96.4%                                     160,919
                              Other Assets Less Liabilities -- 3.6%                                                6,025
                                                                                                                --------
                              Net Assets --100.0%                                                               $166,944
                                                                                                                ========
(a) The interest rate is subject to change periodically based on certain indexes. The interest rate shown is the interest rate in effect at September 30, 1997.
(b) AMBAC Insured.
(c) MBIA Insured.
(d) FGIC Insured.
  * Cost for Federal income tax purposes.

See Notes to Financial Statements.




Portfolio Abbreviations for CMA Arizona Municipal Money Fund

AMT     Alternative Minimum Tax (subject to)
COP     Certificates of Participation
CP      Commercial Paper
IDA     Industrial Development Authority
IDR     Industrial Development Revenue Bonds
M/F     Multi-Family
MSTR    Municipal Securities Trust Receipts
PCR     Pollution Control Revenue Bonds
TAN     Tax Anticipation Notes
UT      Unlimited Tax
VRDN    Variable Rate Demand Notes




CMA Arizona Municipal Money Fund
Statement of Assets and Liabilities as of September 30, 1997

Assets:
Investments, at value (identified cost -- $160,918,814) (Note 1a)                                           $160,918,814
Cash                                                                                                              85,885
Receivables:
Securities sold                                                                               $5,155,541
Interest                                                                                         942,896       6,098,437
                                                                                              ----------
Deferred organization expenses (Note 1d)                                                                           6,503
Prepaid registration fees and other assets (Note 1d)                                                              11,811
                                                                                                            ------------
Total assets                                                                                                 167,121,450
                                                                                                            ------------
Liabilities:
Payables:
Investment adviser (Note 2)                                                                       76,324
Distributor (Note 2)                                                                              39,662         115,986
                                                                                              ----------
Accrued expenses and other liabilities                                                                            61,311
                                                                                                            ------------
Total liabilities                                                                                                177,297
                                                                                                            ------------
Net Assets                                                                                                  $166,944,153
                                                                                                            ============
Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares authorized                        $16,698,568
Paid-in capital in excess of par                                                                             150,287,047
Accumulated realized capital losses -- net (Note 4)                                                              (41,462)
                                                                                                            ------------
Net Assets -- Equivalent to $1.00 per share based on 166,985,680 shares of beneficial
interest outstanding                                                                                        $166,944,153
                                                                                                            ============
See Notes to Financial Statements.






CMA Arizona Municipal Money Fund
Statement of Operations for the Six Months Ended September 30, 1997

Investment Income (Note 1c):
Interest and amortization of premium earned                                                                 $3,268,888
Expenses:
Investment advisory fees (Note 2)                                                             $428,027
Distribution fees (Note 2)                                                                     104,152
Registration fees (Note 1d)                                                                     30,859
Professional fees                                                                               25,744
Accounting services (Note 2)                                                                    19,306
Transfer agent fees (Note 2)                                                                    12,102
Custodian fees                                                                                   8,785
Printing and shareholder reports                                                                 4,874
Amortization of organization expenses (Note 1d)                                                  3,321
Pricing fees                                                                                     2,008
Trustees' fees and expenses                                                                        702
Other                                                                                            1,374
                                                                                             ---------
Total expenses                                                                                                 641,254
                                                                                                            ----------
Investment income -- net                                                                                     2,627,634
Realized Loss on Investments -- Net (Note 1c)                                                                   (5,209)
                                                                                                            ----------
Net Increase in Net Assets Resulting from Operations                                                        $2,622,425
                                                                                                            ==========

See Notes to Financial Statements.






CMA Arizona Municipal Money Fund
Statements of Changes in Net Assets

                                                                                              For the Six         For the
                                                                                              Months Ended      Year Ended
                                                                                             Sept. 30, 1997    March 31, 1997
Increase (Decrease) in Net Assets:
Operations:
Investment income -- net                                                                        $2,627,634       $4,215,621
Realized loss on investments -- net                                                                 (5,209)         (29,558)
                                                                                              ------------     ------------
Net increase in net assets resulting from operations                                             2,622,425        4,186,063
                                                                                              ------------     ------------
Dividends to Shareholders (Note 1e):
Investment income -- net                                                                        (2,627,634)      (4,215,621)
                                                                                              ------------     ------------
Net decrease in net assets resulting from dividends to shareholders                             (2,627,634)      (4,215,621)
                                                                                              ------------     ------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                               435,403,435      811,252,304
Net asset value of shares issued to shareholders in reinvestment of dividends
(Note 1e)                                                                                        2,627,646        4,215,615
                                                                                              ------------     ------------
                                                                                               438,031,081      815,467,919
Cost of shares redeemed                                                                       (440,632,656)    (783,407,673)
                                                                                              ------------     ------------
Net increase (decrease) in net assets derived from beneficial interest transactions             (2,601,575)      32,060,246
                                                                                              ------------     ------------
Net Assets:
Total increase (decrease) in net assets                                                         (2,606,784)      32,030,688
Beginning of period                                                                            169,550,937      137,520,249
                                                                                              ------------     ------------
End of period                                                                                 $166,944,153     $169,550,937
                                                                                              ============     ============

See Notes to Financial Statements.





CMA Arizona Municipal Money Fund
Financial Highlights

                                                           For the
                                                             Six
                                                            Months
The following per share data and ratios have been derived   Ended
from information provided in the financial statements.     Sept. 30,             For the Year Ended March 31,
                                                             1997         1997         1996         1995        1994
Increase (Decrease) in Net Asset Value:

Per Share Operating Performance:
Net asset value, beginning of period                         $1.00        $1.00        $1.00        $1.00       $1.00
                                                          --------     --------     --------     --------     -------
Investment income -- net                                       .01          .03          .03          .03         .02
                                                          --------     --------     --------     --------     -------
Total from investment operations                               .01          .03          .03          .03         .02
                                                          --------     --------     --------     --------     -------
Less dividends from investment income -- net                  (.01)        (.03)        (.03)        (.03)       (.02)
                                                          --------     --------     --------     --------     -------
Net asset value, end of period                               $1.00        $1.00        $1.00        $1.00       $1.00
                                                          ========     ========     ========     ========     =======
Total Investment Return                                       3.08%*       2.86%        3.35%        2.83%       1.90%
                                                          ========     ========     ========     ========     =======
Ratios to Average Net Assets:
Expenses, net of reimbursement                                 .75%*        .76%         .58%         .54%        .59%
                                                          ========     ========     ========     ========     =======
Expenses                                                       .75%*        .76%         .77%         .85%        .98%
                                                          ========     ========     ========     ========     =======
Investment income -- net                                      3.07%*       2.80%        3.27%        2.84%       1.89%
                                                          ========     ========     ========     ========     =======
Supplemental Data:
Net assets, end of period (in thousands)                  $166,944     $169,551     $137,520     $103,717     $73,414
                                                          ========     ========     ========     ========     =======

* Annualized.

See Notes to Financial Statements.





CMA Arizona Municipal Money Fund
Notes to Financial Statements

1. Significant Accounting Policies:
CMA Arizona Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Deferred organization expenses and prepaid registration fees -- Deferred organization expenses are charged to expense on a straight-line basis over a five-year period. Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: 0.50% of the first $500 million of average daily net assets; 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1997, the Fund had a net capital loss carryforward of approximately $36,000, of which $6,000 expires in 2004 and $30,000 expires in 2005. This amount will be available to offset like amounts of any future taxable gains.



CMA Arizona Municipal Money Fund

Officers and Trustees
Arthur Zeikel -- President and Trustee
Ronald W. Forbes -- Trustee
Cynthia A. Montgomery -- Trustee
Charles C. Reilly -- Trustee
Kevin A. Ryan -- Trustee
Richard R. West -- Trustee
Terry K. Glenn -- Executive Vice President
Vincent R. Giordano -- Senior Vice President
Edward J. Andrews -- Vice President
Donald C. Burke -- Vice President
Peter J. Hayes -- Vice President
Kenneth A. Jacob -- Vice President
Steven T. Lewis -- Vice President
Darrin J. SanFillipo -- Vice President
Kevin A. Schiatta -- Vice President
Helen Marie Sheehan -- Vice President
Gerald M. Richard -- Treasurer
Robert Harris -- Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

* For inquiries regarding your CMA account, call (800) CMA-INFO [(800) 262-4636].